FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.

1.   Name and address of issuer:

     Harbor Fund

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.   Investment Company Act File Number:   811-4676

     Securities Act File Number:   33-5852

4(a).     Last day of fiscal year for which this notice is filed:

     October 31, 1999

4(b).        Check  box  if this Form is being filed late  (i.e.,
     more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:      If the Form is being filed late, interest must be paid
     on the registration fee due.

4(c).       Check box if this is the last time the issuer will be
     filing this Form.

5.   Calculation of registration fee:

   (i   Aggregate   sale   price    of
   )    securities  sold  during   the               $4,386,006,
        fiscal   year   pursuant    to               753
        section 24(f):

   (i   Aggregate  price of securities
   i)   redeemed     or    repurchased $
        during the fiscal year:        3,315,466,7
                                       42

   (i   Aggregate  price of securities
   ii   redeemed     or    repurchased
   )    during  any prior fiscal  year
        ending    no   earlier    than
        October  11,  1995  that  were $        -0-
        not  previously used to reduce
        registration fees  payable  to
        the Commission:

   (i   Total   available   redemption
   v)   credits  [add Items 5(ii)  and               $
        5(iii)]:                                     3,315,466,7
                                                     42

   (v   Net  sales - if Item  5(i)  is
   )    greater   than   Item    5(iv)               $
        [subtract Item 5(i) from  Item               1,070,540,0
        5(iv)]:                                      11

   (v   Redemption  credits  available
   i)   for  use in future years -  if
        Item  5(i)  is less than  Item $(        -
        5(iv)   [subtract  Item   5(i) 0-
        from Item 5(iv)]:              )

   (v   Multiplier   for   determining
   ii   registration     fee      (see               X
   )    instruction C.9):                            .000264

   (v   Registration   fee    due    [
   ii   multiply  Item  5(v)  by  Item               =$
   i)   5(vii)] (enter "0" if  no  fee               282,622.56
        is due):
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

7.   Interest due - if this Form is being filed more than 90 days after  the  end of the issuer's fiscal year (see instruction
     D):
                                                       +$       -
     0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$
     282,622.56

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Thursday, January 13, 2000

     Method of Delivery:

            Wire Transfer
            Mail or other means


                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Constance L. Souders

                     CONSTANCE L. SOUDERS    , Treasurer

Date   January 14, 2000

 * Please print the name and title of the signing officer below the signature.